EMPLOYEE BENEFITS - Schedule of sensitivity analysis for the variables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Discount rate
Change in the accrued liability an closing for increase in 100 b.p.	$ (7,199)	$ (5,267)
Change in the accrued liability an closing for decrease of 100 b.p.	8,318	6,010
Rate of wage growth
Change in the accrued liability an closing for increase in 100 b.p.	7,543	5,570
Change in the accrued liability an closing for decrease of 100 b.p.	$ (6,819)	$ (5,056)